Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On July 19, 2019, July 22, 2019 and August 6, 2019, the Company borrowed an aggregate unsecured amount of RMB1.5 million ($0.22 million) from HLI for a term of twelve months, with a fixed annual interest rate 8%.

On November 28, 2019, the Company borrowed an aggregate unsecured amount of $0.017 million from DGHKT for a term of twelve months, with a fixed annual interest rate 3.5%.